PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2013
Preferred Stock (Tables) [Abstract]
Schedule Of Preferred Stock
PREFERRED STOCK

	Final Call/
	Redemption	December 31,
	Price	2013		2012
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares(1):
5% Series, 375,000 shares outstanding	$24.00	$	―	$8
4.5% Series, 300,000 shares outstanding	$21.20		―	6
4.4% Series, 325,000 shares outstanding	$21.00		―	7
4.6% Series, 373,770 shares outstanding	$20.25		―	7
Without par value(1):
$1.70 Series, 1,400,000 shares outstanding	$25.00		―	35
$1.82 Series, 640,000 shares outstanding	$26.00		―	16
SDG&E - Total contingently redeemable preferred stock			―	79
Sempra Energy - Total contingently redeemable preferred
stock of subsidiary		$	―	$79

SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding			$3	$3
6% Series A, 783,032 shares outstanding			19	19
SoCalGas - Total preferred stock			22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE			(2)	(2)
			20	20

Sempra Energy - Total preferred stock of subsidiary			$20	$20
(1)				Represents shares outstanding at December 31, 2012, which were fully redeemed in October 2013.